Taxes on Income (Details) - Schedule of reconciliation of income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation of income taxes [Abstract]
Net profit (loss) as reported in the statements of operations	$ 4	$ (35)	$ (190)
Statutory tax rate	23.00%	23.00%	24.00%
Income Tax under statutory tax rate	$ 1	$ (8)	$ (46)
Less full valuation allowance	(1)	8	46
Actual income tax